Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Intangible assets at beginning of period	€ 37,875	€ 31,668	€ 32,981
Intangible assets at end of period	31,464	37,875	31,668
Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	72,552	60,177	56,298
Additions	3,018	3,165	3,788
Acquisition of a subsidiary		9,855
Disposals	(4,680)	(1,409)	(242)
Transfer between accounts	(16)	797	(60)
Currency translation	252	(33)	393
Intangible assets at end of period	71,125	72,552	60,177
Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(34,676)	(28,510)	(23,317)
Amortization charge for the year	(6,504)	(6,926)	(4,746)
Impairments	(2,915)	(702)	(231)
Disposals	4,636	1,408	131
Transfer between accounts			(12)
Currency translation	(202)	52	(293)
Other			(41)
Intangible assets at end of period	(39,661)	(34,676)	(28,510)
Patents and licenses
Intangible assets
Intangible assets at beginning of period	2,086	2,105	1,611
Intangible assets at end of period	1,786	2,086	2,105
Patents and licenses | Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	6,915	5,442	4,662
Additions	327	362	660
Acquisition of a subsidiary		1,241
Disposals	(132)	(267)	(153)
Transfer between accounts	129	137	272
Currency translation	0	(1)	1
Intangible assets at end of period	7,239	6,915	5,442
Patents and licenses | Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(4,829)	(3,337)	(3,051)
Amortization charge for the year	(755)	(1,729)	(392)
Impairments		(29)
Disposals	132	267	107
Transfer between accounts			(1)
Currency translation	0	0	(1)
Intangible assets at end of period	(5,453)	(4,829)	(3,337)
Software
Intangible assets
Intangible assets at beginning of period	1,879	1,869	3,773
Intangible assets at end of period	7,316	1,879	1,869
Software | Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	12,679	11,709	11,494
Additions	1,006	184	70
Disposals	(4,504)	(1,142)	(23)
Transfer between accounts	7,458	1,908	162
Currency translation	11	20	6
Intangible assets at end of period	16,649	12,679	11,709
Software | Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(10,799)	(9,839)	(7,721)
Amortization charge for the year	(3,027)	(1,416)	(1,831)
Impairments		(672)	(231)
Disposals	4,504	1,142	23
Transfer between accounts			(33)
Currency translation	(10)	(15)	(5)
Other			(41)
Intangible assets at end of period	(9,333)	(10,799)	(9,839)
Acquired customers, technology [member]
Intangible assets
Intangible assets at beginning of period	27,474	22,628	25,051
Intangible assets at end of period	21,887	27,474	22,628
Acquired customers, technology [member] | Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	44,431	35,872	35,484
Acquisition of a subsidiary		8,613
Transfer between accounts			2
Currency translation	241	(54)	386
Intangible assets at end of period	44,673	44,431	35,872
Acquired customers, technology [member] | Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(16,957)	(13,244)	(10,433)
Amortization charge for the year	(2,722)	(3,780)	(2,523)
Impairments	(2,915)
Transfer between accounts			0
Currency translation	(191)	67	(287)
Intangible assets at end of period	(22,785)	(16,957)	(13,244)
Developed technology and software under construction
Intangible assets
Intangible assets at beginning of period	6,437	5,065	2,546
Intangible assets at end of period	474	6,437	5,065
Developed technology and software under construction | Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	8,527	7,155	4,658
Additions	1,685	2,619	3,058
Disposals	(45)		(65)
Transfer between accounts	(7,603)	(1,248)	(496)
Currency translation	0	1
Intangible assets at end of period	2,564	8,527	7,155
Developed technology and software under construction | Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(2,090)	(2,090)	(2,112)
Transfer between accounts			22
Intangible assets at end of period	€ (2,090)	€ (2,090)	€ (2,090)